UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Lakewood Capital Management, LP

Address:    650 Madison Ave
            25th Floor
            New York, New York 10022

13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:      Chief Financial Officer
Phone:      (212) 584-2213

Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York               May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   75,345
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6   COL 7        COLUMN 8

                                                              VALUE    SHRS OR SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (x1000)  PRN AMT PRN CALL  DISCRETION  MNGRS  SOLE    SHARED   NONE
--------------                 --------------     -----       -------  ------- --- ----  ----------  -----  ----    ------   ----
ABERCROMBIE & FITCH CO         CL A              002896207   1,424      31,200 SH        SOLE        NONE    31,200
ALLSTATE CORP                  COM               020002101   1,292      40,000     CALL  SOLE        NONE    40,000
ARLINGTON ASSET INVT CORP      CL A NEW          041356205   3,745     210,150 SH        SOLE        NONE   210,150
ASPEN INSURANCE HOLDINGS LTD   SHS               G05384105   2,925     101,435 SH        SOLE        NONE   101,435
AXIS CAPITAL HOLDINGS          SHS               G0692U109   2,604      83,300 SH        SOLE        NONE    83,300
BANK OF AMERICA CORPORATION    COM               060505104     999      55,950 SH        SOLE        NONE    55,950
BHP BILLITON PLC               SPONSORED ADR     05545E209   2,800      40,915 SH        SOLE        NONE    40,915
CAMBIUM LEARNING GRP INC       COM               13201A107     286      71,529 SH        SOLE        NONE    71,529
COLE KENNETH PRODTNS INC       CL A              193294105   1,265      98,715 SH        SOLE        NONE    98,715
COMCAST CORP NEW               CL A SPL          20030N200   2,194     122,100 SH        SOLE        NONE   122,100
COWEN GROUP INC NEW            CL A              223622101     263      46,415 SH        SOLE        NONE    46,415
DISH NETWORK CORP              CL A              25470M109     516      24,800 SH        SOLE        NONE    24,800
DRYSHIPS INC                   SHS               Y2109Q101     310      53,000 SH        SOLE        NONE    53,000
E M C CORP MASS                COM               268648102   1,006      55,780 SH        SOLE        NONE    55,780
ECHOSTAR CORP                  CL A              278768106   1,456      71,800 SH        SOLE        NONE    71,800
EXELON CORP                    COM               30161N101   2,629      60,000     CALL  SOLE        NONE    60,000
EXXON MOBIL CORP               COM               30231G102   7,870     117,500     CALL  SOLE        NONE   117,500
FELCOR LODGING TR INC          PFD CV A $1.95    31430F200     237      13,100 SH        SOLE        NONE    13,100
GENERAL GROWTH PPTYS INC       COM               370021107     467      29,038 SH        SOLE        NONE    29,038
HARTFORD FINL SVCS GROUP INC   COM               416515104     213       7,500 SH        SOLE        NONE     7,500
HELIX ENERGY SOLUTIONS GRP I   COM               42330P107   1,170      89,800 SH        SOLE        NONE    89,800
INGRAM MICRO INC               CL A              457153104   5,639     321,325 SH        SOLE        NONE   321,325
INVESTORS BANCORP INC          COM               46146P102   3,855     292,050 SH        SOLE        NONE   292,050
JAKKS PAC INC                  COM               47012E106     218      16,700 SH        SOLE        NONE    16,700
KEARNY FINL CORP               COM               487169104   1,195     114,550 SH        SOLE        NONE   114,550
KRAFT FOODS INC                CL A              50075N104   4,687     155,000     CALL  SOLE        NONE   155,000
LIBERTY MEDIA CORP NEW         LIB STAR COM A    53071M708   3,825      69,970 SH        SOLE        NONE    69,970
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100     354       7,960 SH        SOLE        NONE     7,960
MASTERCARD INC                 CL A              57636Q104   2,492       9,810 SH        SOLE        NONE     9,810
MI DEVS INC                    CL A SUB VTG      55304X104   2,424     185,900 SH        SOLE        NONE   185,900
NOAH ED HLDGS LTD              ADR               65487R303     163      31,300 SH        SOLE        NONE    31,300
NU HORIZONS ELECTRS CORP       COM               669908105     686     213,703 SH        SOLE        NONE   213,703
OCEANFREIGHT INC               SHS               Y64202107     159     211,800 SH        SOLE        NONE   211,800
PHH CORP                       COM NEW           693320202   1,155      49,000 SH        SOLE        NONE    49,000
PROSHARES TR                   PSHS ULTSH 20YRS  74347R297   1,474      30,265 SH        SOLE        NONE    30,265
REPUBLIC AWYS HLDGS INC        COM               760276105   1,480     249,120 SH        SOLE        NONE   249,120
RIO TINTO PLC                  SPONSORED ADR     767204100   2,373      10,025 SH        SOLE        NONE    10,025
SPDR GOLD TRUST                GOLD SHS          78463V107     357       3,275 SH        SOLE        NONE     3,275
TFS FINL CORP                  COM               87240R107   2,570     192,500 SH        SOLE        NONE   192,500
TRAVELCENTERS OF AMERICA LLC   COM               894174101     180      50,981 SH        SOLE        NONE    50,981
TRIPLE-S MGMT CORP             CL B              896749108     702      39,564 SH        SOLE        NONE    39,564
VEECO INSTRS INC DEL           COM               922417100   1,173      26,975 SH        SOLE        NONE    26,975
WELLPOINT INC                  COM               94973V107   1,474      22,900 SH        SOLE        NONE    22,900
XYRATEX LTD                    COM               G98268108   1,038      61,300 SH        SOLE        NONE    61,300

SK 25860 0001 1094299